TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Jun. 30, 2025
Trade and other payables [abstract]
Disclosure of detailed information of trade and other payables explanatory

Amounts in R million	Note	2025	2024

Trade payables and accruals[1]		753.9	720.6
Value Added Tax		2.9	1.2
Accrued leave pay		64.1	59.9
Accrual for short term performance based incentives		101.6	99.0
Payroll creditors		31.9	36.7

		954.4	917.4

Interest relating to trade payables and accruals included in profit or loss		(1.5)	(1.5)

RELATED PARTY BALANCES
Trade payables and accruals include the following amounts payable to related parties:
Sibanye-Stillwater		25.2	35.1
Rand Refinery		0.9	1.0
[1] Included in trade payables and accruals is an amount of R119.3 million (2024: R96.2 million) related to capital projects.